INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets, net

	As of December 31,
	2012	2013
Brand name	28,600	28,600
Franchise agreements	7,900	7,700
Non-compete agreement	400	400
Favorable lease agreements	69,626	76,048
Purchased software	20,490	24,835
Total	127,016	137,583
Less: Accumulated amortization	(26,036)	(35,738)
Total	100,980	101,845

Unfavorable lease
	As of December 31,
	2012	2013
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,969)	(2,307)
Unfavorable lease agreements, net	1,955	1,617

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2014	9,554	(297)	9,257
2015	9,438	(289)	9,149
2016	9,079	(209)	8,870
2017	8,727	(130)	8,597
2018	7,622	(130)	7,492
Thereafter	28,825	(562)	28,263
	73,245	(1,617)	71,628